Report Of The Directors Financial Review Risk Report - Sensitivity analysis (Details) - Insurance Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of types of insurance contracts [line items]
10% increase in mortality and/or morbidity rates	$ (88)	$ (77)
10% decrease in mortality and/or morbidity rates	88	82
10% increase in lapse rates	(99)	(95)
10% decrease in lapse rates	114	107
10% increase in expense rates	(106)	(92)
10% decrease in expense rates	$ 105	$ 93